Regulatory Capital (Details Textual) (USD $) In Millions, except Per Share data, unless otherwise specified	0 Months Ended	12 Months Ended
	Nov. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Dividends Declarable By Bank Without Prior DFI Approval		$ 8.7
Common Stock, Dividends, Per Share, Declared (in dollars per share)	$ 0.19	$ 0.72	$ 0.60